EVENT AFTER REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
Event After Reporting Period
SUBSEQUENT EVENTS	19. EVENT AFTER REPORTING PERIOD (a) A total of 500,000 share purchase warrants at $0.135 per share have been exercised for total proceeds to the Company of $67,500.